Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2023	2024
A	11%	9%
B	11%	6%
C	14%	9%
Total	36%	24%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2023	2024
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$682,732	$894,915
Restricted cash – current portion	10,189	7,528
Restricted cash – non-current portion	83,312	71,038
Total cash, cash equivalents and restricted cash	$776,233	$973,481